DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET (Schedule of Deferred Tax and Other Long-Term Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred tax asset (see Note 18)	[1],[2]	$ 73,460	$ 82,852
Prepaid long-term land lease, net (see Note 14C)		3,296	3,417
Fair value of cross currency interest rate swap (see Note 12D)		6,722	18,005
Long-term prepaid expenses and others		4,926	6,995
Deferred tax and other assets, net		$ 88,404	$ 111,269

[1]	Deferred tax assets and liabilities relating to Tower for the years 2018 and 2017 are computed based on the Israeli preferred enterprise tax rate of 7.5%.
[2]	In 2017, the Company adopted ASU 2015-17 regarding classification of deferred taxes, prospectively, following which, effective 2017, deferred taxes are not presented as current assets.